INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income taxes
Deferred tax assets related to net operating loss carryforwards	$ 12,591	$ 18,809
Deferred tax assets related to State tax credit carryforwards	4,193	3,143
Unrecognized tax benefits	238	1,224
Reconciliation of the unrecognized tax benefits
Balance at the beginning of the period		1,224
Additions for tax positions of acquisition	238
Balance at the end of the period	238
State
Income taxes
Net operating loss carryforwards	107,700
Deferred tax assets related to net operating loss carryforwards	4,500
Utilization of net operating loss carryforwards subject to Separate Return Limitation Year	26,900
Deferred tax assets related to utilization of net operating loss carryforwards subject to Separate Return Limitation Year	1,400
Utilization of tax credit carryforwards subject to Separate Return Limitation Year	500
Deferred tax assets related to utilization of tax credit carryforwards subject to Separate Return Limitation Year	300
Tax credit carryforwards	4,500
Deferred tax assets related to State tax credit carryforwards	2,900
Reconciliation of the unrecognized tax benefits
Reduction for lapse of statute of limitations		$ (1,224)
Federal
Income taxes
Net operating loss carryforwards	21,000
Deferred tax assets related to net operating loss carryforwards	7,400
Utilization of net operating loss carryforwards subject to Separate Return Limitation Year	1,500
Deferred tax assets related to utilization of net operating loss carryforwards subject to Separate Return Limitation Year	500
Tax credit carryforwards	1,300
Deferred tax assets related to State tax credit carryforwards	1,300
Federal | ETFL
Income taxes
Net operating loss carryforwards	2,100
Deferred tax assets related to net operating loss carryforwards	$ 700